Promissory Note (Details Narrative)	9 Months Ended
Sep. 30, 2019 USD ($)
Accrued interest	$ 825,407
Transaction Agreement [Member] | P&G Secured Promissory Note [Member]
Debt principal amount	$ 9,500,000
Debt instrument, interest rate	6.00%
Debt instrument, maturity date	Sep. 13, 2019
Accrued interest	$ 150,477